FIRST AMERICAN FUNDS, INC.

                             PRIME OBLIGATIONS FUND

                                 RETAIL CLASSES

                        Supplement dated January 8, 1998

                      To Prospectus dated January 31, 1997

         Under the heading "Through a Financial Institution" on page 13 of the prospectus, the third sentence has been deleted and replaced to read as follows:

         Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Fund by 2:00 p.m. Central time in order for shares to be purchased at that day's price.

         Under the heading "By Wire" on page 14 of the prospectus, the first sentence has been deleted and replaced to read as follows:

         To purchase shares of the Fund by wire, call (800) 637-2548 before 2:00 p.m. Central time to place an order.

         Under the same heading, the third sentence has been deleted and replaced to read as follows:

         If the Custodian does not receive the wire by 2:00 p.m. Central time, the order will be executed the next business day.

         Under the heading "Dividends and Distributions" on page 17 of the prospectus, the third sentence has been deleted and replaced to read as follows:

         Shares purchased through the Fund before 2:00 p.m. Central time earn dividends that day.

         Under the heading "Exchange Privilege" on page 18 of the prospectus, the fifth paragraph, second sentence has been deleted and replaced to read as follows:

         Telephone instructions must be received by the Transfer Agent before 2:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day.

         Under the heading "By Telephone" on page 19 of the prospectus, the first paragraph, third sentence has been deleted and replaced to read as follows:

         Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing and redemption requests must be transmitted to and received by the Fund by 2:00 p.m. Central time for same day processing.

         Under the same heading, the fifth sentence has been deleted and replaced to read as follows:

         Redemptions processed by 2:00 p.m. Central time will not receive that day's dividend.

                           FIRST AMERICAN FUNDS, INC.

                             PRIME OBLIGATIONS FUND
                            TREASURY OBLIGATIONS FUND
                           GOVERNMENT OBLIGATIONS FUND

                               INSTITUTIONAL CLASS

                        Supplement dated January 8, 1998

                      To Prospectus dated January 31, 1997

         Under the heading "Share Purchases and Redemptions" on page 13 of the prospectus, the first paragraph, fifth sentence has been deleted and replaced to read as follows:

         Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Fund by 2:00 p.m. Central time in order for shares to be purchased at that day's price.

         Under the same heading on page 14 of the prospectus, in the fourth paragraph, the first sentence has been deleted and replaced to read as follows:

         Redemption orders may be made any time before 2:00 p.m. Central time, if redeeming directly through the Fund, or by the time specified by the financial institution if redeeming through a financial institution, in order to receive that day's redemption price.

         Under the heading "Dividends" on page 15 of the prospectus, the second sentence has been deleted and replaced to read as follows:

         Shares purchased through a Fund by wire before 2:00 p.m. Central time begin earning dividends that day.

                           FIRST AMERICAN FUNDS, INC.

                             PRIME OBLIGATIONS FUND
                            TREASURY OBLIGATIONS FUND
                           GOVERNMENT OBLIGATIONS FUND

                              CORPORATE TRUST CLASS

                        Supplement dated January 8, 1998

                      To Prospectus dated January 31, 1997

         Under the heading "Share Purchases and Redemptions" on page 13 of the prospectus, the first paragraph, fifth sentence has been deleted and replaced to read as follows:

         Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Fund by 2:00 p.m. Central time in order for shares to be purchased at that day's price.

         Under the same heading on page 14 of the prospectus, in the fourth paragraph, the first sentence has been deleted and replaced to read as follows:

         Redemption orders may be made any time before 2:00 p.m. Central time, if redeeming directly though the Fund, or by the time specified by the financial institution if redeeming through a financial institution, in order to receive that day's redemption price.

         Under the heading "Dividends" on page 15 of the prospectus, the second sentence has been deleted and replaced to read as follows:

         Shares purchased through a Fund by wire before 2:00 p.m. Central time begin earning dividends that day.

                           FIRST AMERICAN FUNDS, INC.

                            TAX FREE OBLIGATIONS FUND
                            TREASURY OBLIGATIONS FUND

                                 RETAIL CLASSES

                        Supplement dated January 8, 1998

                       To Prospectus dated October 8, 1997
            as supplemented on November 3, 1997 and November 24, 1997

         Under the heading "Through a Financial Institution" on page 11 of the prospectus, the first paragraph, third sentence has been deleted and replaced to read as follows:

         Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by Tax Free Obligations Fund by 11:30 a.m. Central time and Treasury Obligations Fund by 2:00 p.m. Central time in order for shares to be purchased at that day's price.

         Under the heading "By Wire" on page 12 of the prospectus, the first sentence has been deleted and replaced to read as follows:

         To purchase shares of Tax Free Obligations Fund by wire, call (800) 637-2548 before 11:30 a.m. Central time to place an order. To purchase shares of Treasury Obligations Fund by wire, call (800) 637-2548 before 2:00 p.m. Central time to place an order.

         Under the same heading, the third sentence has been deleted and replaced to read as follows:

         If the Custodian does not receive the wire by 11:30 a.m. Central time for Tax Free Obligations Fund and by 2:00 p.m. Central time for Treasury Obligations Fund, the order will be executed the next business day.

         Under the heading "Dividends and Distributions" on page 13 of the prospectus, the third sentence has been deleted and replaced to read as follows:

         Shares purchased through Tax Free Obligations Fund before 11:30 a.m. Central time and Treasury Obligations Fund before 2:00 p.m. Central time earn dividends that day.

         Under the heading "Exchange Privilege" on page 14 of the prospectus, the fifth paragraph, second sentence has been deleted and replaced to read as follows:

         Telephone instructions must be received by the Transfer Agent before 11:30 a.m. Central time for Tax Free Obligations Fund and before 2:00 p.m. Central time for Treasury Obligations Fund, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day.

         Under the heading "By Telephone" on page 15 of the prospectus, the first paragraph, third sentence has been deleted and replaced to read as follows:

         Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing and redemption requests must be transmitted to and received by Tax Free Obligations Fund by 11:30 a.m. Central time and Treasury Obligations Fund by 2:00 p.m. Central time for same day processing.

         Under the same heading, the first paragraph, fifth sentence has been deleted and replaced to read as follows:

         Redemptions for Tax Free Obligations Fund processed by 11:30 a.m. Central time and for Treasury Obligations Fund processed by 2:00 p.m. Central time will not receive that day's dividend.

                           FIRST AMERICAN FUNDS, INC.

                            TAX FREE OBLIGATIONS FUND

                               INSTITUTIONAL CLASS

                        Supplement dated January 8, 1998

                       To Prospectus dated October 8, 1997
            as supplemented on November 3, 1997 and November 24, 1997

         Under the heading "Share Purchases and Redemptions" on page 11 of the prospectus, the first paragraph, fifth sentence has been deleted and replaced to read as follows:

         Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Fund by 11:30 a.m. Central time in order for shares to be purchased at that day's price.

         Under the same heading, in the fourth paragraph, the first sentence has been deleted and replaced to read as follows:

         Redemption orders may be made any time before 11:30 a.m. Central time, if redeeming directly through the Fund, or by the time specified by the financial institution if redeeming through a financial institution, in order to receive that day's redemption price.

         Under the heading "Dividends" on page 12 of the prospectus, the second sentence has been deleted and replaced to read as follows:

         Shares purchased through a Fund by wire before 11:30 a.m. Central time begin earning dividends that day.

                           FIRST AMERICAN FUNDS, INC.

                            TAX FREE OBLIGATIONS FUND

                              CORPORATE TRUST CLASS

                        Supplement dated January 8, 1998

                       To Prospectus dated October 8, 1997
                       as supplemented on November 3, 1997

         Under the heading "Share Purchases and Redemptions" on page 11 of the prospectus, the first paragraph, fifth sentence has been deleted and replaced to read as follows:

         Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Fund by 11:30 a.m. Central time in order for shares to be purchased at that day's price.

         Under the same heading, in the fourth paragraph, the first sentence has been deleted and replaced to read as follows:

         Redemption orders may be made any time before 11:30 a.m. Central time, if redeeming directly through the Fund, or by the time specified by the financial institution if redeeming through a financial institution, in order to receive that day's redemption price.

         Under the heading "Dividends" on page 12 of the prospectus, the second sentence has been deleted and replaced to read as follows:

         Shares purchased through a Fund by wire before 11:30 a.m. Central time begin earning dividends that day.